Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 37,438,244	$ 46,186,834
Foreign currency | Currency Forward Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	171,179,833	149,481,259
Foreign currency | Currency Forward Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	133,683,779	112,475,076
Foreign currency | Currency Forward by Customers Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	16,063,178	19,795,639
Foreign currency | Forward Currency Customer Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	78,450,690	61,162,843
Foreign currency | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	37,280,188	0
Government Securities | Currency Forward Purchases | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	630,222
Government Securities | Currency Forward Sales | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	126,196,373	398,928,496
Government Securities | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 250,818,157	$ 0